Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Taxes
Schedule of components of income taxes

	Consolidated Group
Skr mn	2018	2017	2016
Income tax
Adjustment previous year	-1	0	4
Current tax	-448	-262	-382
Deferred tax	245	27	156
Total income tax	-204	-235	-222

Schedule of income tax related to other comprehensive income

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	6	27	27
Deferred tax	—	—	—
Tax on items not to be reclassified to profit or loss
Current tax	-82	—	—
Deferred tax	10	1	6
Income tax related to other comprehensive income	-66	28	33

Schedule of reconciliation of effective tax rate

Reconciliation of effective tax rate
The Swedish corporate tax rate, %	22.0	22.0	22.0
Profit before taxes	852	1,007	1,002
National tax based on profit before taxes	-187	-222	-220
Tax effects of:
Non-taxable income	0	1	0
Non-deductible expenses	-14	-15	-1
Imputed interest on tax allocation reserve	-2	-2	-3
Dividend received	—	—	—
Other	-1	3	2
Total tax	-204	-235	-222
Effective tax expense in %	24.0	23.3	22.2

Schedule of deferred taxes

Skr mn	2018	2017
Deferred tax assets concerning:
Temporary differences, related to pensions	15	7
Other temporary differences	—	—
Total deferred tax assets	15	7

Deferred tax liabilities concerning:
Untaxed reserves	291	538
Total deferred tax liabilities	291	538
Net deferred tax liabilities (+) / tax assets (-)	276	531

Schedule of changes in deferred taxes

Skr mn	2018	2017
Opening balance	531	559
Change through profit or loss	-245	-27
Change in other comprehensive income	-10	-1
Total	276	531